August 15, 2008

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Attn: Sonny Oh


Re: SBL Fund (File Nos. 002-59353 and 811-02753) (the "Fund")

Dear Mr. Oh:

On behalf of the Fund and each of its series ("Series"), we are transmitting for filing pursuant to the Investment Company Act of 1940 ("1940 Act") and Rule 485(b) under the Securities Act of 1933 ("1933 Act") the Fund's Post-Effective Amendment to the registration statement on Form N-1A. No fees are required with this filing. The attached Post-Effective Amendment does not contain disclosures that render it ineligible to become effective pursuant to Rule 485(b).

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the most recent Post-Effective Amendment to the registration statements of the Fund filed pursuant to Rule 485(a)(2) under 1933 Act on May 30, 2008. The SEC staff's comments were conveyed orally by Sonny Oh at the Division of Investment Management via a telephone conference with Julien Bourgeois at Dechert LLP on July 15, 2008. A summary of the SEC staff's comments, followed by the responses of the Fund, is set forth below:

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COMMENTS RELATING TO THE PROSPECTUSES:(1)

1. Comment: Please confirm that the order and presentation of the information in the Prospectuses comply with Instruction C.3 of Form N-1A.

         Response: Instruction C.3(c)(i) of Form N-1A states that when disclosure is provided for more than one fund or class, funds may order or group the response to any Item in any manner that organizes the information into readable and comprehensible segments and is consistent with the intent of the prospectus to provide clear and concise information about the funds. Also, General Instruction C.3(c)(ii) states that funds may depart from the requirement to disclose the information required by Items 2 and 3 in numerical order as necessary to present the required information clearly and effectively and indicates that it is acceptable to present information required by these items in a variety of ways if they are consistent with the Form's intent to disclose the information in a standard order at the beginning of a prospectus. The Fund believes that its presentation meets the requirements of Form N-1A.

2. Comment: Please ensure that each discussion in the section titled "Principal Investment Strategies" reflects all of the principal risks listed on the summary chart.

         Response: We have revised the Prospectuses so that all of the principal risks for a Series are reflected in the "Principal Investment Strategies" and, at the end of the "Principal Investment Strategies" section for each Series, all of the principal risks of the Series are listed with a reference to the section titled "Principal Risks," which appears later in the Prospectuses.

3. Comment: Several Series with names subject to Rule 35d-1 under the Investment Company Act of 1940 ("1940 Act") have principal investment strategies that state that the Series must invest 80% of their net assets in investments suggested by their names. If this investment strategy is "non-fundamental," please provide disclosure in the


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(1)      The prospectus for Series D (Global Series) and Series O (All Cap Value
         Series) may be referred to as the "Series D and Series O Prospectus," the prospectus for Series D (Global Series) and Series Q (Small Cap Value Series) may be referred to as the "Series D and Series Q Prospectus" and the prospectus for Series A (Equity Series), Series B (Large Cap Value Series), Series C (Money Market Series), Series D (Global Series), Series E (Diversified Income Series), Series H (Enhanced Index Series), Series J (Mid Cap Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (Small Cap Growth Series), Series Y (Select 25 Series) and Series Z (Alpha Opportunity Series) may be referred to as the "Combined Prospectus." Together, the Series D and Series O Prospectus, Series D and Series Q Prospectus and the Combined Prospectus may be referred to as the "Prospectuses."

         Prospectuses that the Series have a policy to provide its shareholders with at least 60 days' prior written notice of any change to this 80% policy.

         Response: We are not aware of a requirement to provide this disclosure in the Prospectuses, either in Rule 35d-1 under the 1940 Act, Form N-1A, SEC releases on Rule 35d-1 or the SEC staff questions and answers on Rule 35d-1. We also note that the Series' Statement of Additional Information ("SAI") discloses that the Series with names subject to Rule 35d-1 under the 1940 Act will provide their shareholders with at least 60 days' prior written notice of any change to the 80% investment policy. Thus, we have made no changes to the disclosures for this filing, but we will consider the comment if we revise the format of our disclosure documents across the fund complex.

4. Comment: For Series E (Diversified Income Series) and Series P (High Yield Series), please disclose the extent to which they may invest in high yield securities under the section titled "Principal Investment Strategies."

         Response: We have implemented the requested change to the disclosure by adding the following sentence under the heading "Principal Investment Strategies" for Series E (Diversified Income Series):

                  Although the Series primarily invests in a range of fixed-income securities, there is no limit in the amount that the Series may invest in high yield securities.

         We note that Series P (High Yield Series) already provides the extent to which it may invest in high yield securities in its 80% investment policy. Thus, no change was made to that Series' disclosure.

5. Comment: For Series O (All Cap Value Series) and Series Z (Alpha Opportunity Series), please disclose in the section titled "Principal Investment Strategies" that the Series may invest in other investment companies.

         Response: The Series accurately disclose under their respective "Principal Investment Strategies" that they invest in other investment companies. Thus, we have made no changes to the disclosure.

6. Comment: In the discussion under the "Principal Investment Strategies" for Series Z (Alpha Opportunity Series) on page 13 of the Combined Prospectus, please clarify the language relating to how the Investment Manager rebalances the allocations to each of the sub-portfolios.

         Response: The disclosure accurately reflects the reallocation method used by the Investment Manager. Thus, we have made no changes to the disclosure.

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7.       Comment: In the discussion under the "Principal Investment Strategies"
         for Series Z (Alpha Opportunity Series) on page 14 of the Combined Prospectus, please explain the term relative strength index ("RSI") in more detail.

         Response: The "RSI" term has been provided by the Series' sub-adviser to describe its investment strategy. The term has been disclosed in prior versions of the Combined Prospectus and has not been changed recently. It has already been reviewed by the SEC staff in the past. Thus, we have not made changes to the disclosure. However, we will discuss the comment with the sub-adviser and consider making changes in an upcoming, regularly scheduled update to the Combined Prospectus.

8. Comment: Please ensure that each discussion in the section titled "Principal Risks" reflects all of the principal risks discussed in the section titled "Principal Investment Strategies."

         Response: We have revised the Prospectuses so that principal risks described in the "Principal Risks" and "Principal Investment Strategies" sections are consistent.

9. Comment: Under the section titled "Principal Risks" in the Prospectuses, please add a risk for investments in exchange traded funds ("ETFs") or provide additional disclosure regarding ETFs in the discussion of the risks of investments in other investment companies.

         Response: We believe that the current risk disclosure relating to investments in other investment companies reflects the principal risks of investing in ETFs. We note that the current risk disclosure relating to investments in other investment companies already discusses with specificity the types of ETFs in which the Series may invest.

10. Comment: Under the section titled "Principal Risks" in the Prospectuses, please add disclosure under "High Yield Securities" that these investments are often referred to as "junk bonds."

         Response: This disclosure already appears in the discussions of investment strategies of the relevant Series and under the detailed discussions about high yield securities under the section titled "Investment Policies and Management Practices." Consequently, no change has been made to the disclosure.

11. Comment: Under the section titled "Principal Risks" in the Prospectuses, please consider whether the "Investment in Investment Companies" disclosure adequately describes the underlying investment companies' risks.

         Response: We have considered the principal risks disclosure and believe that it adequately describes the underlying investment companies' risk.

12. Comment: Please explain to the SEC staff whether the additional risks discussed under the section titled "Investment Policies and Management Risks" beginning on page 47 of the Combined Prospectus, page 13 of the Series D and Series O Prospectus and page 12 of the Series D and Series Q Prospectus represent principal or non-principal risks. If the risks are principal risks, consider adding the disclosure under the "Principal Risks" section of the Prospectuses.

         Response: Information provided under the section titled "Investment Policies and Management Risks" provides additional detail about the Series' principal investment strategies and risks discussed earlier in the Prospectuses. Some of the disclosure provides information about terms that are used in the discussions of the principal investment strategies and risks and, if this information was discussed in those earlier sections, could potentially make the disclosures obscure and lengthy, which could be inconsistent with the intention of the General Instructions of Form N-1A. Some of the disclosures, thus, may not be "principal risks" disclosures per se, but they assist investors. We note that General Instruction C.3(b) of Form N-1A permits the inclusion of information that is not required by the Form. We also note that this format has been reviewed by the SEC staff in the past.

13. Comment: Under the section titled "Fees and Expenses of the Series" in the Prospectuses, please state that the shareholder fees are not disclosed because they are not applicable.

         Response: Shareholder fees are not applicable to the Series and thus are not mentioned. We believe that disclosing the information mentioned by the SEC staff could result in disclosure that is excessively legal, detailed and technical, and thus inconsistent with General Instruction C.1(c) of Form N-1A. We also note that this format has been reviewed by the SEC staff in the past.

14. Comment: Under the section titled "Annual Fund Operating Expenses" on page 37 of the Combined Prospectus, please disclose the "Acquired fund fees and expenses" after "Other expenses" for Series Y (Select 25 Series).

         Response: We have implemented the requested change to the disclosure.

15. Comment: Under the section titled "Portfolio Managers" in the Combined Prospectus, consider combining the disclosure relating to the portfolio managers of Series Z (Alpha Opportunity Series) under a single heading.

         Response: Certain portfolio managers of Series Z (Alpha Opportunity Series) serve on the portfolio management teams of other Series. Also, the portfolio managers of Series Z (Alpha Opportunity Series) are employed by distinct investment advisers/sub-advisers. Implementing the change requested by the SEC staff could result in confusing and repetitive disclosures. Thus, after consideration, we have made no changes to the disclosure.

16. Comment: Under the section titled "Market Timing/Short-Term Trading" in the Prospectuses, please list the specific Series that are likely subject to investors engaging in, or attempting to engage in, market timing.

         Response: The Series discourage market timing or excessive trading. They do not wish to insert language that could be used to infer that certain Series do not have the same policy. We believe that generally mentioning the investments that are more likely to be attractive to market timers is sufficient disclosure (e.g., "securities of foreign issuers" and "securities that are thinly traded") and that additional disclosure could be misleading to investors. We note that this disclosure has been reviewed by the SEC staff in the past.

17. Comment: Under the section titled "Market Timing/Short-Term Trading" in the Prospectuses, there is a statement that reads "If it is determined that a shareholder's transfer patterns among the Series are disruptive or potentially disadvantageous to other shareholders, the Series' policies and procedures may require the insurance company to send the shareholder (the insurance company's contract owner) a letter notifying the shareholder that the insurance company is prohibiting the shareholder from making telephone transfers or other electronic transfers and instead requiring that the shareholder submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter." (Emphasis added). Please explain whether the policy is uniformly applied. If it is not, please disclose the corresponding risks to shareholders.

         Response: This policy is uniformly applied by the Series. Thus, no change has been made to the disclosure.

COMMENTS RELATING TO THE SAI:

18. Comment: In the section titled "Disclosure of Portfolio Holdings" beginning on page 46 of the SAI, please disclose the frequency with which information about portfolio securities is disclosed, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed pursuant to Item 11(f)(1)(iii) of Form N-1A.

         Response: The Series disclose that they publish a complete list of their month-end portfolio holdings on their website generally within two days after the end of the calendar month. The Series will consider making changes to its disclosure in the next annual update filing.

19. Comment: In the section titled "Disclosure of Portfolio Holdings" beginning on page 46 of the SAI, please disclose the identity of the persons who receive information pursuant to any ongoing arrangement to make available information about the Series' portfolio securities as required under Item 11(f)(2) of Form N-1A.

         Response: Currently, the Series generally disclose the identity of the persons who receive portfolio holdings information. The Series will consider making changes to its disclosure in the next annual update filing.

20. Comment: Please explain the variation in the portfolio turnover rate for Series D (Global Series) over the last two fiscal years as required under Item 11(e) of Form N-1A.

         Response: We have implemented the requested change to the disclosure by adding the following sentence under the heading "Portfolio Turnover" for Series D (Global Series):

                  Significant variation in the portfolio turnover of Series D (Global Series) between 2006 and 2007 is due to the re-alignment of the Series' portfolio following the appointment of a new investment sub-adviser in 2007.

21. Comment: The SEC staff notes the high level of turnover for Series Z (Alpha Opportunity Series). Please confirm that the expense ratios of Series Z (Alpha Opportunity Series) in the financial highlights are accurate.

         Response: We confirm that the expense ratios are accurate.

22. Comment: Please ensure that the disclosure in Appendix A of the SAI is consistent with the disclosure in the appendix of the Combined Prospectus.

         Response: We have made minor adjustments in the SAI to ensure consistency.

COMMENTS RELATING TO THE PART C AND EXHIBITS

23. Comment: Please file a legal opinion relating to Series O (All Cap Value Series).

         Response: The requested exhibit for the Series is being filed in the Fund's registration statement.

24. Comment: Please confirm that the Powers of Attorney authorize the Fund's Post-Effective Amendment that will be filed pursuant to Rule 485(b) filing.

         Response: We confirm that the Powers of Attorney authorize the filing on Form N-1A.

25. Comment: Please provide disclosure that is responsive to Item 24 of Form N-1A or explain why Item 24 is not applicable.

         Response: We have implemented the requested change to the disclosure by adding the following sentence under Item 24:

                  To the knowledge of the Registrant, neither the Registrant nor any series thereof control other persons and no other person is under common control with the Registrant or its series.

26. Comment: Please provide disclosure that is responsive to Items 27(b) and 27(c) of Form N-1A or explain why those Items are not applicable.

         Response: Information responsive to Item 27(b) has been inserted in the Part C. No information is provided for Item 27(c) because no underwriter which is not an affiliated person of the Series serves as such.

GENERAL COMMENT:

26. Comment: Please include standard Tandy representation language in your transmittal letter for your upcoming filing pursuant to Rule 485(b).

         Response: We make the following representations:

         o the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

         o SEC staff comments or changes to disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

         o the Fund may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any other person under the federal securities laws.


                                      * * *

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

                                Very truly yours,


                                /s/ Chris Swickard
                                ------------------------------------------------

                                Chris Swickard
                                Assistant Secretary
                                SBL Fund